Related Party Transactions, Associated Capital Group (FY) (Details)					3 Months Ended		12 Months Ended
	Nov. 21, 2019 USD ($)	Oct. 28, 2019 USD ($)	Jun. 19, 2019 USD ($)	Dec. 03, 2018 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Contribution	Dec. 31, 2018 USD ($) shares
Related Party Transactions [Abstract]
Dividends and interest revenues					$ 36,256	$ 63,693	$ 194,955	$ 1,893,237
Return of capital							3,300,000	85,606,259
Capital contribution							410,889
Income tax benefit					$ (136,651)	(267,048)	$ (500,903)	$ (6,102,929)
GBL [Member]
Related Party Transactions [Abstract]
Number of common stock shares exchanged (in shares) | shares								200,000
Associated Capital Group [Member]
Related Party Transactions [Abstract]
Investment losses				$ 16,880,403
Return of capital			$ 3,300,000	85,606,259
Fair value of securities				80,877,637
Tax receivable settlement amount				4,728,622
Capital contribution	$ 110,889	$ 300,000
Affiliated investments				$ 70,970,347
Income tax benefit								$ (814,310)
Number of capital contributions made | Contribution							2
Management fee percentage					20.00%		20.00%
Management fees					$ 0	0	$ 0	0
Contractual period for monthly fixed lease payment							12 months
Payment made under sublease agreement					$ 27,113	$ 82,913	$ 321,975	314,691
G.research, LLC [Member]
Related Party Transactions [Abstract]
Investment losses								2,332,000
Payment made in lieu of exchange of shares								3,436,000
Affiliated Investments [Member]
Related Party Transactions [Abstract]
Dividends and interest revenues								1,393,132
Investment losses								$ (21,332,884)